EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Robotics and Automation Index ETF (NYSE Arca Ticker: ROBO)

ROBO Global® Healthcare Technology and Innovation ETF (NYSE Arca Ticker: HTEC)

ROBO Global® Artificial Intelligence ETF (NYSE Arca Ticker: THNQ)

(each a “Fund” and together, the “Funds”)

Supplement dated April 21, 2023 to the currently effective

Summary Prospectuses, Prospectus, and

Statement of Additional Information (the “SAI”), as revised and supplemented

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus, and SAI and should be read in conjunction with those documents.

•         Index Provider Change

ROBO Global, LLC® has sold its suite of indexes, including each Fund’s index, to ROBO Index LLC, a Delaware limited liability company owned by VettaFi LLC, a data, analytics, and digital distribution company. Accordingly, references to ROBO Global, LLC® are replaced with ROBO Index, LLC. The sale of the indexes did not result in changes to the indexes or to any Fund’s investment objective or principal investment strategies.

•         Portfolio Manager Change

Brian Cooper of Exchange Traded Concepts, LLC (the “Adviser”) has begun serving as a portfolio manager of the Funds. Accordingly, the following specific changes are made to reflect the addition of Mr. Cooper:

Summary Prospectuses

The following is added under “Portfolio Managers”:

Brian Cooper, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2022.

Prospectus

The following is added under “Portfolio Managers” in each Fund’s summary section:

Brian Cooper, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2022.

The following is added under “Portfolio Managers” beginning on page 46:

Mr. Cooper joined the Adviser in November 2021. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

SAI

The information below about Mr. Cooper is added to the following sections under “The Portfolio Managers”:

Portfolio Manager Compensation

Compensation for Mr. Cooper includes a salary and discretionary bonus based on the profitability of the Adviser. His compensation is not directly related to the performance of the underlying assets of a Fund.

Fund Shares Owned by the Portfolio Managers

As of April 20, 2023, Mr. Cooper did not beneficially own shares of any Fund.

Other Accounts Managed by the Portfolio Managers

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Brian Cooper	54	$4,666	1	$14.14	0	$0
*	Information provided as of March 30, 2023. None of the accounts managed by the portfolio manager are subject to performance based advisory fees.

•         Fund Management Change

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, has begun providing services to the Funds. Accordingly, the following specific changes are made to reflect ETC Platform Services as a service provider to the Funds:

Prospectus

The information under “Fund Management” is deleted in its entirety and replaced with the following:

Adviser

Exchange Traded Concepts, LLC, an Oklahoma limited liability company, is located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its primary place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser was formed in 2009 and provides investment advisory services to exchange-traded funds.

Under an investment advisory agreement with the Trust, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of its Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, the Funds pay the Adviser a fee calculated daily and paid monthly at an annual rate as follows:

ROBO Global® Robotics and Automation Index ETF	0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion
ROBO Global® Healthcare Technology and Innovation ETF	0.80%[1]
ROBO Global® Artificial Intelligence ETF	0.75%[2]
[1]	The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.12% of the Fund’s average daily net assets through August 31, 2023. This arrangement may be terminated only by the Trust’s Board of Trustees.
[2]	The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through August 31, 2023. This arrangement may be terminated only by the Trust’s Board of Trustees.

For the fiscal year ended April 30, 2022, the ROBO Global® Robotics and Automation Index ETF paid the Adviser 0.95% of the average daily net assets of the Fund. For the fiscal year ended April 30, 2022, the ROBO Global® Healthcare Technology and Innovation ETF paid the Adviser 0.68% of the average daily net assets of the Fund. For the fiscal year ended April 30, 2022, the ROBO Global® Artificial Intelligence ETF paid the Adviser 0.68% of the average daily net assets of the Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers the Funds’ business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Funds’ unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. For the services it provides to the Funds, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by each Fund (including the fee charged by ETC Platform Services), except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. Shareholders will be notified of any such changes.

A discussion regarding the basis for the Board’s renewal of the investment advisory agreements with respect to the Funds is available in the Funds’ annual shareholder report for the fiscal year ended April 30, 2022.

Sponsor

ROBO Index, LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser, ETC Platform Services and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of each Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to any Fund.

SAI

The third paragraph under “Investment Advisory and Other Services” is deleted and replaced with the following:

Certain administrative services for the Funds are performed by ETC Platform Services, LLC (“ETC Platform Services”), a Delaware limited liability company and direct wholly owned subsidiary of the Adviser located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its primary place of business, and 295 Madison Avenue, New York, New York 10017. Pursuant to a Platform Services Administration Agreement, ETC Platform Services administers the Funds’ business affairs and provides office facilities and equipment, certain clerical, compliance, bookkeeping and administrative services, paying agent services under the Funds’ unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

ROBO Index, LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser, ETC Platform Services and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of each Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to any Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ROB-SK-014-0100

4